Shareholder Report, Holdings (Details) - C000217972	Jun. 30, 2026
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.40%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_F92124100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%